ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
1
Shares Security Description Value
Common Stock - 96.4%
Basic Materials - 3.5%
27,920 AdvanSix, Inc.
(a)
$ 1,109,820
2,600 Hawkins, Inc. 90,688
29,283 LifeMD, Inc.
(a)
181,847
18,951 Northern Technologies International Corp. 289,003
8,700 TimkenSteel Corp.
(a)
113,796
99,186 Venator Materials PLC
(a)
282,680
2,067,834
Consumer Discretionary - 10.4%
33,715 Akoustis Technologies, Inc.
(a)
327,036
8,165 Alta Equipment Group, Inc.
(a)
112,105
4,700 American Outdoor Brands, Inc.
(a)
115,432
5,800 Caleres, Inc. 128,876
37,342 Charles & Colvard, Ltd.
(a)
111,279
12,200 Destination XL Group, Inc.
(a)
74,664
21,200 Entravision Communications Corp.,
Class A 150,520
142,840 Fluent, Inc.
(a)
324,247
9,100 Fossil Group, Inc.
(a)
107,835
12,200 Full House Resorts, Inc.
(a)
129,442
18,175 Green Brick Partners, Inc.
(a)
372,951
5,740 Guess?, Inc. 120,597
48,671 Interface, Inc. 737,366
29,255 LiqTech International, Inc.
(a)
160,317
1,400 M/I Homes, Inc.
(a)
80,920
2,000 MarineMax, Inc.
(a)
97,040
31,454 Motorcar Parts of America, Inc.
(a)
613,353
5,000 Shoe Carnival, Inc. 162,100
3,610 Smith & Wesson Brands, Inc. 74,944
4,498 The Children's Place, Inc.
(a)
338,520
55,479 Tilly's, Inc., Class A 777,261
18,656 Vera Bradley, Inc.
(a)
175,553
3,400 Vista Outdoor, Inc.
(a)
137,054
5,100 VOXX International Corp.
(a)
58,395
2,872 Winmark Corp. 617,566
6,105,373
Consumer Staples - 3.2%
2,950 MGP Ingredients, Inc. 192,045
10,360 Nature's Sunshine Products, Inc. 151,774
61,095 Ocean Bio-Chem, Inc. 568,794
2,000 Seneca Foods Corp., Class A
(a)
96,440
12,575 The Chefs' Warehouse, Inc.
(a)
409,568
21,478 Village Super Market, Inc., Class A 465,643
1,884,264
Energy - 5.3%
49,836 Amplify Energy Corp.
(a)
265,128
25,300 Berry Corp. 182,413
10,350 Bonanza Creek Energy, Inc. 495,765
29,000 Geospace Technologies Corp.
(a)
276,950
70,675 Newpark Resources, Inc.
(a)
233,228
15,000 Oil States International, Inc.
(a)
95,850
25,410 Par Pacific Holdings, Inc.
(a)
399,445
9,400 SandRidge Energy, Inc.
(a)
122,294
6,300 SilverBow Resources, Inc.
(a)
154,350
10,970 Stabilis Solutions, Inc.
(a)
78,984
14,500 SunCoke Energy, Inc. 91,060
25,013 Trecora Resources
(a)
204,606
175,730 VAALCO Energy, Inc.
(a)
516,646
3,116,719
Financials - 15.1%
9,110 B Riley Financial, Inc. 537,854
8,200 Banc of California, Inc. 151,618
2,223 BM Technologies, Inc.
(a)
19,785
Shares Security Description Value
Financials - 15.1% (continued)
6,400 Capstar Financial Holdings, Inc. $ 135,936
6,600 Central Valley Community Bancorp 141,900
3,600 ConnectOne Bancorp, Inc. 108,036
5,245 CorePoint Lodging, Inc. REIT
(a)
81,298
17,970 Customers Bancorp, Inc.
(a)
773,069
6,700 Ellington Financial, Inc. REIT 122,543
12,260 Enova International, Inc.
(a)
423,583
2,800 Enterprise Financial Services Corp. 126,784
4,500 Financial Institutions, Inc. 137,925
6,400 First Foundation, Inc. 168,320
5,800 First Internet Bancorp 180,844
9,625 First Western Financial, Inc.
(a)
279,029
14,100 Granite Point Mortgage Trust, Inc. REIT 185,697
34,976 Great Elm Capital Corp. 122,066
3,600 HomeStreet, Inc. 148,140
6,650 Horizon Bancorp, Inc. 120,831
11,137 James River Group Holdings, Ltd. 420,199
7,000 Luther Burbank Corp. 93,870
45,560 Medallion Financial Corp.
(a)
357,190
2,700 Metropolitan Bank Holding Corp.
(a)
227,610
4,000 Mid Penn Bancorp, Inc. 110,200
14,280 NMI Holdings, Inc., Class A
(a)
322,871
14,590 Northrim BanCorp, Inc. 620,221
11,800 OP Bancorp 121,068
6,635 Premier Financial Corp. 211,258
5,900 RBB Bancorp 148,739
8,740 Regional Management Corp. 508,493
5,400 Sculptor Capital Management, Inc. 150,606
5,810 Stewart Information Services Corp. 367,541
3,355 Texas Capital Bancshares, Inc.
(a)
201,367
5,400 The First of Long Island Corp. 111,240
17,020 TriState Capital Holdings, Inc.
(a)
359,973
4,795 Veritex Holdings, Inc. 188,731
900 Virtus Investment Partners, Inc. 279,288
2,900 Washington Trust Bancorp, Inc. 153,642
8,919,365
Health Care - 20.1%
7,755 908 Devices, Inc.
(a)
252,193
26,180 Aerie Pharmaceuticals, Inc.
(a)
298,452
36,130 Affimed NV
(a)
223,283
9,400 Aldeyra Therapeutics, Inc.
(a)
82,532
4,800 AngioDynamics, Inc.
(a)
124,512
46,224 Avid Bioservices, Inc.
(a)
997,052
9,800 Avita Medical, Inc.
(a)
173,656
27,200 BioDelivery Sciences International, Inc.
(a)
98,192
5,923 BioLife Solutions, Inc.
(a)
250,661
20,325 Biomerica, Inc.
(a)
91,462
3,911 Castle Biosciences, Inc.
(a)
260,082
4,700 Celldex Therapeutics, Inc.
(a)
253,753
8,000 Champions Oncology, Inc.
(a)
81,680
7,600 Chinook Therapeutics, Inc.
(a)
96,976
14,300 ChromaDex Corp.
(a)
89,661
5,000 Collegium Pharmaceutical, Inc.
(a)
98,700
12,100 Community Health Systems, Inc.
(a)
141,570
14,600 Curis, Inc.
(a)
114,318
16,100 Cymabay Therapeutics, Inc.
(a)
58,765
40,430 CytoSorbents Corp.
(a)
328,292
8,295 DermTech, Inc.
(a)
266,352
11,500 Dynavax Technologies Corp.
(a)
220,915
2,200 Eagle Pharmaceuticals, Inc.
(a)
122,716
26,525 Frequency Therapeutics, Inc.
(a)
187,267
2,800 Fulcrum Therapeutics, Inc.
(a)
78,988
68,204 Harvard Bioscience, Inc.
(a)
476,064

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
2
Shares Security Description Value
Health Care - 20.1% (continued)
37,525 iCAD, Inc.
(a)
$ 403,394
31,852 InfuSystem Holdings, Inc.
(a)
415,032
6,298 Inogen, Inc.
(a)
271,381
23,829 IntriCon Corp.
(a)
432,735
26,500 MannKind Corp.
(a)
115,275
33,700 MEI Pharma, Inc.
(a)
93,012
31,389 Meridian Bioscience, Inc.
(a)
603,924
15,883 Misonix, Inc.
(a)
401,840
12,900 Molecular Templates, Inc.
(a)
86,559
6,280 Myriad Genetics, Inc.
(a)
202,781
48,620 Neuronetics, Inc.
(a)
318,947
3,100 OptimizeRx Corp.
(a)
265,205
13,662 Organogenesis Holdings, Inc.
(a)
194,547
6,644 OrthoPediatrics Corp.
(a)
435,248
4,000 Prothena Corp. PLC
(a)
284,920
3,400 RadNet, Inc.
(a)
99,654
24,604 Repro-Med Systems, Inc.
(a)
70,121
24,000 Selecta Biosciences, Inc.
(a)
99,840
17,895 SI-BONE, Inc.
(a)
383,311
73,650 SIGA Technologies, Inc.
(a)
544,274
1,471 The Joint Corp.
(a)
144,187
4,900 Vanda Pharmaceuticals, Inc.
(a)
83,986
28,900 Verastem, Inc.
(a)
89,012
18,800 ViewRay, Inc.
(a)
135,548
41,800 VistaGen Therapeutics, Inc.
(a)
114,532
4,726 Xenon Pharmaceuticals, Inc.
(a)
72,213
11,829,572
Industrials - 18.8%
8,178 Allied Motion Technologies, Inc. 255,808
11,610 Argan, Inc. 507,009
2,790 Barrett Business Services, Inc. 212,765
4,745 BlueLinx Holdings, Inc.
(a)
231,936
44,770 CECO Environmental Corp.
(a)
315,181
5,310 Chase Corp. 542,416
9,672 CIRCOR International, Inc.
(a)
319,273
17,702 Columbus McKinnon Corp. 855,892
79,910 Concrete Pumping Holdings, Inc.
(a)
682,431
14,400 Conduent, Inc.
(a)
94,896
1,000 CRA International, Inc. 99,340
13,600 Daseke, Inc.
(a)
125,256
98,580 DHI Group, Inc.
(a)
469,241
36,600 Diana Shipping, Inc.
(a)
209,352
7,755 Douglas Dynamics, Inc. 281,506
7,761 Ducommun, Inc.
(a)
390,766
1,500 Eagle Bulk Shipping, Inc.
(a)
75,630
6,400 Global Ship Lease, Inc., Class A 151,744
232,184 Hill International, Inc.
(a)
480,621
10,810 Hurco Cos., Inc. 348,731
15,854 IES Holdings, Inc.
(a)
724,369
21,000 Information Services Group, Inc. 150,780
14,659 Insteel Industries, Inc. 557,775
1,600 Lawson Products, Inc.
(a)
80,016
6,000 Modine Manufacturing Co.
(a)
67,980
9,100 RADA Electronic Industries, Ltd.
(a)
96,824
72,001 Radiant Logistics, Inc.
(a)
460,086
3,800 Ranpak Holdings Corp.
(a)
101,916
8,061 ShotSpotter, Inc.
(a)
293,179
22,804 Stagwell, Inc.
(a)
174,907
7,500 Titan Machinery, Inc.
(a)
194,325
9,300 TrueBlue, Inc.
(a)
251,844
13,056 UFP Technologies, Inc.
(a)
804,119
9,620 Vishay Precision Group, Inc.
(a)
334,487
Shares Security Description Value
Industrials - 18.8% (continued)
2,000 VSE Corp. $ 96,340
11,038,741
Real Estate - 1.4%
14,500 American Finance Trust, Inc. REIT 116,580
28,500 Braemar Hotels & Resorts, Inc. REIT
(a)
138,225
12,300 Farmland Partners, Inc. REIT 147,477
13,300 Preferred Apartment Communities, Inc.,
Class A REIT 162,659
5,600 UMH Properties, Inc. REIT 128,240
6,000 Urstadt Biddle Properties, Inc., Class A
REIT 113,580
806,761
Technology - 15.4%
15,340 Agilysys, Inc.
(a)
803,202
11,700 Amtech Systems, Inc.
(a)
133,731
38,980 AXT, Inc.
(a)
324,703
3,800 Benchmark Electronics, Inc. 101,498
7,900 Cantaloupe, Inc.
(a)
85,162
10,700 Celestica, Inc.
(a)
95,016
1,515 Cerence, Inc.
(a)
145,607
12,175 CEVA, Inc.
(a)
519,507
32,740 eGain Corp.
(a)
333,948
6,890 ePlus, Inc.
(a)
706,983
9,868 EverQuote, Inc., Class A
(a)
183,841
12,287 Ichor Holdings, Ltd.
(a)
504,873
7,300 Identiv, Inc.
(a)
137,532
42,000 Key Tronic Corp.
(a)
273,000
6,500 Kimball Electronics, Inc.
(a)
167,505
91,410 Limelight Networks, Inc.
(a)
217,556
9,977 Magnite, Inc.
(a)
279,356
17,165 Mitek Systems, Inc.
(a)
317,552
26,154 MiX Telematics, Ltd., ADR 321,956
49,850 NeoPhotonics Corp.
(a)
434,194
48,470 Photronics, Inc.
(a)
660,646
6,724 QAD, Inc., Class A 587,610
11,768 Radware, Ltd.
(a)
396,817
7,889 Red Violet, Inc.
(a)
203,615
34,850 The Hackett Group, Inc. 683,757
3,000 Ultra Clean Holdings, Inc.
(a)
127,800
41,741 Zix Corp.
(a)
295,109
9,042,076
Telecommunications - 1.6%
9,040 ADTRAN, Inc. 169,590
22,549 Airgain, Inc.
(a)
284,343
3,200 Cambium Networks Corp.
(a)
115,808
3,900 IDT Corp., Class A
(a)
163,605
17,000 Lantronix, Inc.
(a)
98,940
20,560 TESSCO Technologies, Inc.
(a)
114,725
947,011
Utilities - 1.6%
32,605 Harsco Corp.
(a)
552,655
48,056 Sharps Compliance Corp.
(a)
397,423
950,078
Total Common Stock (Cost $44,181,624) 56,707,794
Shares Security Description Value
Money Market Fund - 3.3%
1,955,269 First American Government Obligations
Fund, Class X, 0.04%
(b)
(Cost $1,955,269) 1,955,269
Investments, at value - 99.7% (Cost $46,136,893) $ 58,663,063
Other Assets & Liabilities, Net - 0.3% 188,870
Net Assets - 100.0% $ 58,851,933

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
3
At September 30, 2021, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the schedule of investments, such as futures, which are valued at the unrealized appreciation
(depreciation) at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
Contracts Description Exp.Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
10 CME E-mini
Russell 2000
Index Future 12/17/21 $ 1,110,916 $ 1,100,400 $ (10,516)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 56,707,794 $ (10,516)
Level 2 - Other Significant
Observable Inputs 1,955,269 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 58,663,063 $ (10,516)